SHORT-TERM INVESTMENTS (Schedule Of Short-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SHORT TERM INVESTMENTS [Abstract]
Held-to-maturity investments	$ 23,432	¥ 151,790
Available-for-sale investments	$ 15,993	103,602
Total		¥ 255,392